Revenue and Contract Balances (Tables) - Leafly Holdings, Inc.[Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Revenue and Contract Balances (Tables) [Line Items]
Schedule of revenue by timing of recognition
	2021	2020
Advertising	$30,813	$26,832
Other services	146	270
	$30,959	$27,102

	2020	2019
Advertising	$36,036	$29,763
Other services	356	309
	$36,392	$30,072

Schedule of revenue by geographic region
	2021	2020
United States	$28,204	$24,618
All other countries	2,755	2,484
	$30,959	$27,102

	2020	2019
United States	$33,328	$27,413
All other countries	3,064	2,659
	$36,392	$30,072

Schedule of revenue by timing of recognition
	2021	2020
Over time	$28,531	$25,509
Point in time	2,428	1,593
	$30,959	$27,102

	2020	2019
Over time	$34,261	$28,247
Point in time	2,131	1,825
	$36,392	$30,072

Schedule of allowance for doubtful accounts
Balance December 31, 2020	$1,131
Add: provision for doubtful accounts	841
Less: write-offs, net of recoveries	(394)
Balance September 30, 2021	$1,578

	2020	2019
Balance, beginning of period	$614	$51
Add: provision for doubtful accounts	1,590	586
Less: write-offs, net of recoveries	(1,073)	(23)
Balance, end of period	$1,131	$614

Schedule of changes in deferred revenue
Balance December 31, 2020	$1,585
Add: net increase in current period contract liabilities	2,112
Less: revenue recognized from beginning balance	(1,518)
Balance September 30, 2021	$2,179

	2020	2019
Balance, beginning of period	$2,086	$2,131
Add: net increase in current period contract liabilities	1,585	2,086
Less: revenue recognized from beginning balance	(2,086)	(2,131)
Balance, end of period	$1,585	$2,086